

CION Investment Corporation (“CION”)

Portfolio Holdings: Q2 2017

As of June 30, 2017

CION Investment Management, LLC manages CION Investment Corporation (“CION”), which is currently offering up to 100,000,000 shares of common stock. This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. This portfolio holdings fact sheet is sales and advertising literature and must be preceded or accompanied by and read in conjunction with the prospectus in order to understand fully all of the implications and risks of the offering of securities to which it relates. Additional copies of the prospectus may be obtained by contacting CION Securities at 800.435.5697 or by visiting www.cioninvestments.com.

This portfolio holdings fact sheet reflects CION’s holdings as of the date indicated above. There is no assurance that additional similar transactions will be available to CION or that CION’s investment portfolio composition going forward will be as described herein. Please read the CION prospectus, including the “Risk Factors” section, prior to making any investment decision and consider the risks, charges, expenses, and the other important information described therein.

Risks and limitations include, but are not limited to, the following: collateral securing senior secured debt may decrease in value; investment concentration risk; returns may be adversely affected by slow economic recovery as well as the downgrade in the US credit rating; value uncertainty of portfolio investments; share repurchase price may be lower than initial purchase price; portion of distributions may be a return of capital; management decisions may be subject to conflicts of interest; limited liquidity of shares; interest rate fluctuations may negatively impact our investments; magnified losses may result due to leveraging; possible significant fluctuation of net asset value.

CION Investment Corporation ("CION") is a non-traded business development company, or BDC, that focuses on middle market loans. CION seeks to generate current income, and to a lesser extent, capital appreciation. CION offers investors the opportunity to invest primarily in the senior secured debt of private and thinly-traded[1] U.S. middle market companies.

CION's portfolio is managed by its adviser – CION Investment Management, LLC, a CION Investments company.

1. Thinly-traded companies are companies whose securities are typically traded in low volumes and often have a limited number of interested buyers and sellers.

SUITABILITY:

- Net worth of $70,000, plus $70,000 of annual gross income; or
- Net worth of $250,000

In addition to general suitability requirements, there are state-specific suitability requirements that must be met. For complete information, please refer to the suitability section of the prospectus. Net worth requirements are exclusive of home, home furnishings and automobiles.

INVESTMENT MINIMUM: $5,000

INVESTMENT COMPOSITION[2]

- 1st Lien Senior Secured Debt......... 69.04%
- 2nd Lien Senior Secured Debt........ 26.88%
- Equity... 0.23%
- Collateralized Securities and Structured Products - Equity........ 1.96%
- Collateralized Securities and Structured Products - Debt...... 1.89%



FLOATING/FIXED RATE BREAKDOWN

- Floating Rate Investments ... 93.94%
- Fixed Rate Investments 3.87%
- Other Income Producing Investments 1.96%
- Non-Income Producing Equity 0.23%



PORTFOLIO HOLDINGS

Please note that rates are not indicative of CION's performance.

COMPANY NAME	INDUSTRY	WEIGHTING[2]	RATE[3,4]	LIBOR / EURIBOR FLOOR[5]	MATURITY DATE
1ST LIEN SENIOR SECURED DEBT: 69.04%					
CF Entertainment Inc.	Media: Diversified & Production	3.22%	LIBOR+8.50%	1.00% LIBOR Floor	1/27/2023
Tenere Inc.	Capital Equipment	2.03%	LIBOR+10.00%	1.00% LIBOR Floor	12/23/2021
American Teleconferencing Services, Ltd.	Telecommunications	1.43%	LIBOR+6.50%	1.00% LIBOR Floor	12/8/2021
AbelConn, LLC / Atrenne Computing Solutions, LLC / Airco Industries, LLC	Aerospace & Defense	1.34%	LIBOR+8.75%	1.00% LIBOR Floor	7/17/2019
Moss Holding Company	Services: Business	1.21%	LIBOR+6.75%	1.00% LIBOR Floor	4/17/2023
AMPORTS, Inc.	Automotive	1.21%	LIBOR+5.00%	1.00% LIBOR Floor	5/19/2020
Entertainment Studios P&A LLC	Media: Diversified & Production	1.18%	5.00%	None	5/18/2037
Worley Claims Services, LLC	Services: Business	1.18%	LIBOR+8.00%	1.00% LIBOR Floor	10/31/2020
Navex Global, Inc.	High Tech Industries	1.17%	LIBOR+4.25%	1.00% LIBOR Floor	11/19/2021
Central Security Group, Inc.	Services: Consumer	1.17%	LIBOR+5.63%	1.00% LIBOR Floor	10/6/2021
TIBCO Software Inc.	High Tech Industries	1.16%	LIBOR+4.50%	1.00% LIBOR Floor	12/4/2020
American Residential Services, LLC	Construction & Building	1.11%	LIBOR+4.00%	1.00% LIBOR Floor	6/30/2022
Elemica, Inc.	High Tech Industries	1.10%	LIBOR+8.00%	1.00% LIBOR Floor	7/7/2021
American Media, Inc.	Media: Advertising, Printing & Publishing	1.06%	LIBOR+7.50%	1.00% LIBOR Floor	8/24/2020
Rimini Street, Inc.	High Tech Industries	1.05%	15.00%	None	6/24/2020
KNB Holdings Corp.	Consumer Goods: Durable	1.03%	LIBOR+5.50%	1.00% LIBOR Floor	4/26/2024
Therapure Biopharma Inc.	Healthcare & Pharmaceuticals	1.00%	LIBOR+8.75%	0.50% LIBOR Floor	12/1/2021
Nextech Systems, LLC	High Tech Industries	0.98%	LIBOR+7.25%	1.00% LIBOR Floor	6/22/2021
CF Entertainment Inc.	Media: Diversified & Production	0.97%	LIBOR+8.50%	1.00% LIBOR Floor	1/27/2023
Studio Movie Grill Holdings, LLC	Hotel, Gaming & Leisure	0.97%	LIBOR+7.25%	1.00% LIBOR Floor	9/30/2020
Harland Clarke Holdings Corp.	Services: Business	0.97%	LIBOR+5.50%	1.00% LIBOR Floor	2/9/2022
Forbes Media LLC	Media: Advertising, Printing & Publishing	0.96%	LIBOR+6.75%	1.00% LIBOR Floor	9/12/2019
CT Technologies Intermediate Holdings, Inc.	Healthcare & Pharmaceuticals	0.95%	LIBOR+4.25%	1.00% LIBOR Floor	12/1/2021
WD Wolverine Holdings, LLC	Healthcare & Pharmaceuticals	0.90%	LIBOR+5.50%	1.00% LIBOR Floor	8/16/2022
CSP Technologies North America, LLC	Chemicals, Plastics & Rubber	0.89%	LIBOR+5.25%	1.00% LIBOR Floor	1/29/2022
Island Medical Management Holdings, LLC	Healthcare & Pharmaceuticals	0.88%	LIBOR+5.50%	1.00% LIBOR Floor	9/1/2022
NWN Acquisition Holding Company LLC	High Tech Industries	0.88%	LIBOR+9.00%	1.00% LIBOR Floor	10/16/2020
DBRS, Inc.	Services: Business	0.82%	LIBOR+5.25%	1.00% LIBOR Floor	3/4/2022
Ministry Brands, LLC	Services: Business	0.81%	LIBOR+5.00%	1.00% LIBOR Floor	12/2/2022
Spinal USA, Inc. / Precision Medical Inc.	Healthcare & Pharmaceuticals	0.78%	LIBOR+9.50%	1.00% LIBOR Floor	1/21/2020
Help/Systems Holdings, Inc.	Services: Business	0.78%	LIBOR+4.50%	1.00% LIBOR Floor	10/8/2021
Avaya Inc.	Telecommunications	0.77%	LIBOR+5.25%	1.00% LIBOR Floor	5/29/2020
Academy, Ltd.	Retail	0.75%	LIBOR+4.00%	1.00% LIBOR Floor	7/1/2022
ITC Service Group Acquisition LLC	High Tech Industries	0.72%	LIBOR+9.50%	0.50% LIBOR Floor	5/26/2021
EnTrans International, LLC	Capital Equipment	0.70%	LIBOR+7.50%	1.00% LIBOR Floor	6/4/2020
American Dental Partners, Inc.	Healthcare & Pharmaceuticals	0.66%	LIBOR+4.75%	1.00% LIBOR Floor	8/29/2021
Kingpin Intermediate Holdings LLC	Hotel, Gaming & Leisure	0.65%	LIBOR+4.25%	1.00% LIBOR Floor	6/29/2024

COMPANY NAME	INDUSTRY	WEIGHTING[2]	RATE[3,4]	LIBOR / EURIBOR FLOOR[5]	MATURITY DATE
1ST LIEN SENIOR SECURED DEBT: 69.04% (CONTINUED)					
California Pizza Kitchen, Inc.	Beverage, Food & Tobacco	0.65%	LIBOR+6.00%	1.00% LIBOR Floor	8/23/2022
International Seaways, Inc.	Transportation: Cargo	0.65%	LIBOR+5.50%	1.00% LIBOR Floor	6/22/2022
Deluxe Entertainment Services Group Inc.	Media: Diversified & Production	0.65%	LIBOR+5.50%	1.00% LIBOR Floor	2/28/2020
Dodge Data & Analytics, LLC / Skyline Data News and Analytics, LLC	Construction & Building	0.64%	LIBOR+8.75%	1.00% LIBOR Floor	10/31/2019
Orbcomm Inc.	Telecommunications	0.64%	8.00%	None	4/1/2024
Blue Ribbon, LLC	Beverage, Food & Tobacco	0.63%	LIBOR+4.00%	1.00% LIBOR Floor	11/15/2021
Evergreen Skills Lux S.À.R.L.	High Tech Industries	0.63%	LIBOR+4.75%	1.00% LIBOR Floor	4/28/2021
Opal Acquisition, Inc.	Healthcare & Pharmaceuticals	0.62%	LIBOR+4.00%	1.00% LIBOR Floor	11/27/2020
Infogroup Inc.	Media: Advertising, Printing & Publishing	0.62%	LIBOR+5.00%	1.00% LIBOR Floor	4/3/2023
Lift Brands, Inc.	Services: Consumer	0.60%	LIBOR+8.00%	1.00% LIBOR Floor	12/23/2019
Paris Presents Inc.	Consumer Goods: Durable	0.58%	LIBOR+5.00%	1.00% LIBOR Floor	12/31/2020
Radio One, Inc.	Media: Broadcasting & Subscription	0.58%	LIBOR+4.00%	1.00% LIBOR Floor	4/18/2023
American Clinical Solutions LLC	Healthcare & Pharmaceuticals	0.57%	LIBOR+9.50%	1.00% LIBOR Floor	6/11/2020
Telestream Holdings Corp.	High Tech Industries	0.55%	LIBOR+6.77%	1.00% LIBOR Floor	1/15/2020
Plano Molding Company, LLC	Consumer Goods: Non-Durable	0.55%	LIBOR+7.50%	1.00% LIBOR Floor	5/12/2021
Scientific Games International, Inc.	Hotel, Gaming & Leisure	0.54%	LIBOR+4.00%	0.75% LIBOR Floor	10/1/2021
Alvogen Pharma US, Inc.	Healthcare & Pharmaceuticals	0.54%	LIBOR+5.00%	1.00% LIBOR Floor	4/1/2022
ECI Acquisition Holdings, Inc.	High Tech Industries	0.54%	LIBOR+6.25%	1.00% LIBOR Floor	3/11/2019
Ipsen, Inc.	Capital Equipment	0.52%	LIBOR+7.00%	1.00% LIBOR Floor	9/30/2019
Confie Seguros Holding II Co.	Banking, Finance, Insurance & Real Estate	0.51%	LIBOR+5.50%	1.00% LIBOR Floor	4/16/2022
Woodstream Corporation	Consumer Goods: Non-Durable	0.51%	LIBOR+6.25%	1.00% LIBOR Floor	5/29/2022
Survey Sampling International, LLC	Services: Business	0.51%	LIBOR+5.00%	1.00% LIBOR Floor	12/16/2020
SI Organization, Inc.	Services: Business	0.51%	LIBOR+4.75%	1.00% LIBOR Floor	11/23/2019
iPipeline, Inc.	High Tech Industries	0.51%	LIBOR+6.25%	1.00% LIBOR Floor	8/4/2022
Tensar Corp.	Chemicals, Plastics & Rubber	0.50%	LIBOR+4.75%	1.00% LIBOR Floor	7/9/2021
KLO Intermediate Holdings, LLC	Chemicals, Plastics & Rubber	0.49%	LIBOR+7.75%	0.75% LIBOR Floor	4/7/2022
Infinity Sales Group, LLC	Services: Business	0.48%	LIBOR+10.50%	1.00% LIBOR Floor	11/21/2018
Emmis Operating Company	Media: Broadcasting & Subscription	0.47%	LIBOR+7.00%	1.00% LIBOR Floor	4/18/2019
ALM Media, LLC	Media: Advertising, Printing & Publishing	0.46%	LIBOR+4.50%	1.00% LIBOR Floor	7/31/2020
Access CIG, LLC	Services: Business	0.44%	LIBOR+5.00%	1.00% LIBOR Floor	10/18/2021
AMZ Holding Corp.	Chemicals, Plastics & Rubber	0.43%	LIBOR+5.00%	1.00% LIBOR Floor	6/27/2022
Nathan's Famous Inc.	Beverage, Food & Tobacco	0.42%	10.00%	None	3/15/2020
Sprint Industrial Holdings, LLC	Energy: Oil & Gas	0.41%	LIBOR+5.75%	1.25% LIBOR Floor	5/14/2019
JDC Healthcare Management, LLC	Healthcare & Pharmaceuticals	0.40%	LIBOR+6.25%	1.00% LIBOR Floor	4/10/2023
Sequoia Healthcare Management, LLC	Healthcare & Pharmaceuticals	0.39%	16.00%	None	7/17/2019
Photonis Technologies SAS	Aerospace & Defense	0.37%	LIBOR+7.50%	1.00% LIBOR Floor	9/18/2019
Caraustar Industries, Inc.	Forest Products & Paper	0.37%	LIBOR+5.50%	1.00% LIBOR Floor	3/14/2022
LTCG Holdings Corp.	Services: Business	0.36%	LIBOR+5.00%	1.00% LIBOR Floor	6/6/2020
AP Exhaust Acquistion, LLC	Automotive	0.36%	LIBOR+5.00%	1.00% LIBOR Floor	5/10/2024
KPS Global LLC	Capital Equipment	0.35%	LIBOR+6.90%	1.00% LIBOR Floor	4/5/2022
Ignite Restaurant Group, Inc.	Beverage, Food & Tobacco	0.34%	LIBOR+7.00%	1.00% LIBOR Floor	2/13/2019
Labvantage Solutions Ltd.	High Tech Industries	0.32%	EURIBOR+8.00%	1.00% EURIBOR Floor	12/29/2020
Liaison Acquisition, LLC	High Tech Industries	0.32%	LIBOR+5.25%	1.00% LIBOR Floor	2/8/2023
Shift PPC LLC	High Tech Industries	0.32%	LIBOR+6.00%	1.00% LIBOR Floor	12/22/2021
Retriever Medical/Dental Payments LLC	Services: Business	0.32%	LIBOR+4.75%	1.00% LIBOR Floor	2/3/2023
U.S. Renal Care, Inc.	Healthcare & Pharmaceuticals	0.31%	LIBOR+4.25%	1.00% LIBOR Floor	12/30/2022
Labvantage Solutions Inc.	High Tech Industries	0.31%	LIBOR+8.00%	1.00% LIBOR Floor	12/29/2020
PSC Industrial Holdings Corp.	Services: Business	0.31%	LIBOR+4.75%	1.00% LIBOR Floor	12/5/2020
Adams Publishing Group, LLC	Media: Advertising, Printing & Publishing	0.30%	LIBOR+7.00%	1.00% LIBOR Floor	11/3/2020
Professional Datasolutions, Inc.	High Tech Industries	0.30%	LIBOR+5.50%	1.00% LIBOR Floor	5/20/2022
KLO Intermediate Holdings, LLC	Chemicals, Plastics & Rubber	0.28%	LIBOR+7.75%	0.75% LIBOR Floor	4/7/2022
Everi Payments Inc.	Hotel, Gaming & Leisure	0.28%	LIBOR+4.50%	1.00% LIBOR Floor	5/9/2024
SG Acquisition, Inc.	Banking, Finance, Insurance & Real Estate	0.27%	LIBOR+5.00%	1.00% LIBOR Floor	3/29/2024
Petroflow Energy Corp.	Energy: Oil & Gas	0.26%	LIBOR+8.00%	1.00% LIBOR Floor	6/29/2019
Russell Investments US Institutional Holdco, Inc.	Banking, Finance, Insurance & Real Estate	0.26%	LIBOR+5.75%	1.00% LIBOR Floor	6/1/2023
Project Leopard Holdings, Inc.	High Tech Industries	0.26%	LIBOR+5.50%	1.00% LIBOR Floor	7/7/2023
Advanced Integration Technology LP	Aerospace & Defense	0.26%	LIBOR+5.50%	1.00% LIBOR Floor	4/3/2023
Charming Charlie, LLC	Retail	0.26%	LIBOR+8.00%	1.00% LIBOR Floor	12/24/2019

COMPANY NAME	INDUSTRY	WEIGHTING[2]	RATE[3,4]	LIBOR / EURIBOR FLOOR[5]	MATURITY DATE
1ST LIEN SENIOR SECURED DEBT: 69.04% (CONTINUED)					
Healogics, Inc.	Healthcare & Pharmaceuticals	0.25%	LIBOR+4.25%	1.00% LIBOR Floor	7/1/2021
DFS Holding Company, Inc.	Capital Equipment	0.25%	LIBOR+5.00%	1.00% LIBOR Floor	2/17/2022
Avaya Inc.	Telecommunications	0.24%	LIBOR+7.50%	1.00% LIBOR Floor	1/24/2018
STG-Fairway Acquisitions, Inc.	Services: Business	0.24%	LIBOR+5.25%	1.00% LIBOR Floor	6/30/2022
Murray Energy Corp.	Metals & Mining	0.23%	LIBOR+7.25%	1.00% LIBOR Floor	4/16/2020
Onex TSG Holdings II Corp.	Healthcare & Pharmaceuticals	0.22%	LIBOR+4.00%	1.00% LIBOR Floor	7/29/2022
Associated Asphalt Partners, LLC	Construction & Building	0.19%	LIBOR+5.25%	1.00% LIBOR Floor	4/5/2024
Cozzini Bros., Inc.	Services: Business	0.19%	LIBOR+5.50%	1.00% LIBOR Floor	3/10/2023
David's Bridal, Inc.	Retail	0.17%	LIBOR+4.00%	1.25% LIBOR Floor	10/11/2019
American Energy - Marcellus, LLC	Energy: Oil & Gas	0.17%	LIBOR+4.25%	1.00% LIBOR Floor	8/4/2020
Pelican Products, Inc.	Chemicals, Plastics & Rubber	0.16%	LIBOR+4.25%	1.00% LIBOR Floor	4/10/2020
F+W Media, Inc.	Media: Diversified & Production	0.16%	LIBOR+10.00%	1.50% LIBOR Floor	5/24/2022
Western Dental Services, Inc.	Healthcare & Pharmaceuticals	0.14%	LIBOR+5.25%	1.00% LIBOR Floor	6/30/2023
Azure Midstream Energy, LLC	Energy: Oil & Gas	0.13%	LIBOR+6.50%	1.00% LIBOR Floor	11/15/2018
LBP Intermediate Holdings LLC	Containers, Packaging & Glass	0.12%	LIBOR+5.50%	1.00% LIBOR Floor	7/10/2020
KMG Chemicals, Inc.	Chemicals, Plastics & Rubber	0.12%	LIBOR+4.25%	1.00% LIBOR Floor	6/15/2024
Aquilex, LLC	Chemicals, Plastics & Rubber	0.12%	LIBOR+4.00%	1.00% LIBOR Floor	12/31/2020
Intertain Group Ltd.	Hotel, Gaming & Leisure	0.11%	LIBOR+6.50%	1.00% LIBOR Floor	4/8/2022
VRC Companies, LLC	Services: Business	0.10%	LIBOR+6.50%	1.00% LIBOR Floor	3/31/2023
EIG Investors Corp.	Services: Business	0.09%	LIBOR+4.00%	1.00% LIBOR Floor	2/9/2023
Ipsen International GmbH	Capital Equipment	0.09%	LIBOR+8.00%	1.00% LIBOR Floor	9/30/2019
F+W Media, Inc.	Media: Diversified & Production	0.08%	LIBOR+6.50%	1.50% LIBOR Floor	5/24/2022
Dorner Holding Corp.	Capital Equipment	0.07%	LIBOR+5.75%	1.00% LIBOR Floor	3/15/2023
Vince, LLC	Retail	0.07%	LIBOR+5.00%	1.00% LIBOR Floor	11/27/2019
KPS Global LLC	Capital Equipment	0.04%	LIBOR+2.50%	1.00% LIBOR Floor	4/5/2022
Spinal USA, Inc. / Precision Medical Inc.	Healthcare & Pharmaceuticals	0.02%	LIBOR+9.50%	1.00% LIBOR Floor	7/21/2020
Southcross Holdings Borrower LP	Energy: Oil & Gas	0.01%	9.00%	None	4/13/2023
Adams Publishing Group, LLC	Media: Advertising, Printing & Publishing	0.00%	0.50% Unfunded	None	6/2/2018
American Media, Inc.	Media: Advertising, Printing & Publishing	0.00%	0.50% Unfunded	None	8/24/2020
American Media, Inc.	Media: Advertising, Printing & Publishing	0.00%	7.50% Unfunded	None	8/24/2020
Ministry Brands, LLC	Services: Business	0.00%	L+150 Unfunded	1.00% LIBOR Floor	10/6/2018
Woodstream Corporation	Consumer Goods: Non-Durable	0.00%	0.75% Unfunded	None	5/29/2021
Island Medical Management Holdings, LLC	Healthcare & Pharmaceuticals	0.00%	1.00% Unfunded	None	9/1/2022
Moss Holding Company	Services: Business	0.00%	0.75% Unfunded	None	5/7/2018
Moss Holding Company	Services: Business	0.00%	0.50% Unfunded	None	4/17/2023
Elemica, Inc.	High Tech Industries	0.00%	0.50% Unfunded	None	7/7/2021
CF Entertainment Inc.	Media: Diversified & Production	-0.01%	2.00% Unfunded	None	1/28/2019
2ND LIEN SENIOR SECURED DEBT: 26.88%					
ABG Intermediate Holdings 2 LLC	Retail	1.28%	LIBOR+8.50%	1.00% LIBOR Floor	5/27/2022
Wand Intermediate I LP	Automotive	1.05%	LIBOR+7.25%	1.00% LIBOR Floor	9/19/2022
Access CIG, LLC	Services: Business	1.01%	LIBOR+8.75%	1.00% LIBOR Floor	10/17/2022
Mitchell International, Inc.	High Tech Industries	0.98%	LIBOR+7.50%	1.00% LIBOR Floor	10/11/2021
TMK Hawk Parent, Corp.	Beverage, Food & Tobacco	0.97%	LIBOR+7.50%	1.00% LIBOR Floor	10/1/2022
PetroChoice Holdings, Inc.	Chemicals, Plastics & Rubber	0.96%	LIBOR+8.75%	1.00% LIBOR Floor	8/21/2023
GHX Ultimate Parent Corp.	Healthcare & Pharmaceuticals	0.88%	LIBOR+8.00%	1.00% LIBOR Floor	6/30/2025
Onex Carestream Finance LP	Healthcare & Pharmaceuticals	0.87%	LIBOR+8.50%	1.00% LIBOR Floor	12/7/2019
Patterson Medical Supply, Inc.	Healthcare & Pharmaceuticals	0.86%	LIBOR+8.50%	1.00% LIBOR Floor	8/28/2023
Onex TSG Holdings II Corp.	Healthcare & Pharmaceuticals	0.79%	LIBOR+8.50%	1.00% LIBOR Floor	7/31/2023
Winebow Holdings, Inc.	Beverage, Food & Tobacco	0.78%	LIBOR+7.50%	1.00% LIBOR Floor	1/2/2022
Mississippi Sand, LLC	Metals & Mining	0.78%	LIBOR+10.00%	1.00% LIBOR Floor	11/21/2019
Genex Holdings, Inc.	Services: Business	0.73%	LIBOR+7.75%	1.00% LIBOR Floor	5/30/2022
Institutional Shareholder Services Inc.	Services: Business	0.70%	LIBOR+8.50%	1.00% LIBOR Floor	4/30/2022
Mergermarket USA, Inc.	Services: Business	0.67%	LIBOR+6.50%	1.00% LIBOR Floor	2/4/2022
Navex Global, Inc.	High Tech Industries	0.66%	LIBOR+8.75%	1.00% LIBOR Floor	11/18/2022
U.S. Anesthesia Partners, Inc.	Healthcare & Pharmaceuticals	0.66%	LIBOR+7.25%	1.00% LIBOR Floor	6/23/2025
Medical Solutions Holdings, Inc.	Healthcare & Pharmaceuticals	0.65%	LIBOR+8.25%	1.00% LIBOR Floor	6/16/2025
Drew Marine Group, Inc.	Chemicals, Plastics & Rubber	0.62%	LIBOR+7.00%	1.00% LIBOR Floor	5/19/2021
U.S. Renal Care, Inc.	Healthcare & Pharmaceuticals	0.62%	LIBOR+8.00%	1.00% LIBOR Floor	12/29/2023
Global Tel*Link Corp.	Telecommunications	0.62%	LIBOR+7.75%	1.25% LIBOR Floor	11/23/2020

COMPANY NAME	INDUSTRY	WEIGHTING[2]	RATE[3,4]	LIBOR / EURIBOR FLOOR[5]	MATURITY DATE
2ND LIEN SENIOR SECURED DEBT: 26.88% (CONTINUED)					
Flexera Software LLC	High Tech Industries	0.61%	LIBOR+7.00%	1.00% LIBOR Floor	4/2/2021
ALM Media, LLC	Media: Advertising, Printing & Publishing	0.60%	LIBOR+8.00%	1.00% LIBOR Floor	7/30/2021
PSC Industrial Holdings Corp.	Services: Business	0.58%	LIBOR+8.25%	1.00% LIBOR Floor	12/5/2021
Conisus, LLC	Healthcare & Pharmaceuticals	0.57%	LIBOR+8.75%	1.00% LIBOR Floor	6/23/2021
STG-Fairway Acquisitions, Inc.	Services: Business	0.57%	LIBOR+9.25%	1.00% LIBOR Floor	6/30/2023
Confie Seguros Holding II Co.	Banking, Finance, Insurance & Real Estate	0.55%	LIBOR+9.00%	1.25% LIBOR Floor	5/8/2019
Niacet Corp.	Chemicals, Plastics & Rubber	0.54%	EURIBOR+8.75%	1.00% EURIBOR Floor	8/1/2024
Evergreen Skills Lux S.À.R.L.	High Tech Industries	0.54%	LIBOR+8.25%	1.00% LIBOR Floor	4/28/2022
Asurion, LLC	Services: Consumer	0.52%	LIBOR+7.50%	1.00% LIBOR Floor	3/3/2021
Ministry Brands, LLC	Services: Business	0.45%	LIBOR+9.25%	1.00% LIBOR Floor	6/2/2023
SMG	Hotel, Gaming & Leisure	0.40%	LIBOR+8.25%	1.00% LIBOR Floor	2/27/2021
TouchTunes Interactive Networks, Inc.	Hotel, Gaming & Leisure	0.39%	LIBOR+8.25%	1.00% LIBOR Floor	5/29/2022
Securus Technologies Holdings, Inc.	Telecommunications	0.36%	LIBOR+7.75%	1.25% LIBOR Floor	4/30/2021
Elements Behavioral Health, Inc.	Healthcare & Pharmaceuticals	0.32%	LIBOR+12.00%	1.00% LIBOR Floor	2/11/2020
Zywave Inc.	High Tech Industries	0.32%	LIBOR+9.00%	1.00% LIBOR Floor	11/17/2023
American Residential Services LLC	Construction & Building	0.32%	LIBOR+8.00%	1.00% LIBOR Floor	12/31/2021
Survey Sampling International, LLC	Services: Business	0.32%	LIBOR+9.00%	1.00% LIBOR Floor	12/16/2021
PFS Holding Corp.	Retail	0.30%	LIBOR+7.25%	1.00% LIBOR Floor	1/31/2022
GOBP Holdings, Inc.	Retail	0.26%	LIBOR+8.25%	1.00% LIBOR Floor	10/21/2022
Pelican Products, Inc.	Chemicals, Plastics & Rubber	0.23%	LIBOR+8.25%	1.00% LIBOR Floor	4/11/2021
Paris Presents Inc.	Consumer Goods: Durable	0.23%	LIBOR+8.75%	1.00% LIBOR Floor	12/31/2021
TexOak Petro Holdings LLC	Energy: Oil & Gas	0.20%	8.00%	None	12/29/2019
Securus Technologies Holdings, Inc.	Telecommunications	0.19%	LIBOR+8.25%	1.00% LIBOR Floor	6/20/2025
Premiere Global Services, Inc.	Telecommunications	0.19%	LIBOR+9.50%	1.00% LIBOR Floor	6/6/2022
Emerald 3 Ltd.	Environmental Industries	0.18%	LIBOR+7.00%	1.00% LIBOR Floor	5/16/2022
COLLATERALIZED SECURITIES AND STRUCTURED PRODUCTS - EQUITY: 1.96%					
Ivy Hill Middle Market Credit Fund VIII, Ltd. Subordinated Loan	Diversified Financials	0.63%	Residual	None	2/2/2026
Ivy Hill Middle Market Credit Fund IX, Ltd. Subordinated Notes	Diversified Financials	0.39%	Residual	None	10/18/2025
APIDOS CLO XVI Subordinated Notes	Diversified Financials	0.26%	Residual	None	1/19/2025
Ivy Hill Middle Market Credit Fund X, Ltd.	Diversified Financials	0.23%	Residual	None	7/24/2027
Anchorage Capital CLO 2012-1, Ltd. Subordinated Notes	Diversified Financials	0.15%	Residual	None	1/13/2025
Galaxy XV CLO Ltd. Class A Subordinated Notes	Diversified Financials	0.13%	Residual	None	4/15/2025
Ivy Hill Middle Market Credit Fund VII, Ltd. Subordinated Notes	Diversified Financials	0.09%	Residual	None	10/20/2025
CENT CLO 19 Ltd. Subordinated Notes	Diversified Financials	0.07%	Residual	None	10/29/2025
COLLATERALIZED SECURITIES AND STRUCTURED PRODUCTS - DEBT: 1.89%					
Deutsche Bank AG Frankfurt CRAFT 2015-2 Class Credit Linked Note	Diversified Financials	0.96%	LIBOR+9.25%	None	1/16/2022
NXT Capital CLO 2014-1, LLC Class E Notes	Diversified Financials	0.46%	LIBOR+5.50%	None	4/23/2026
Deutsche Bank AG Frankfurt CRAFT 2014-1 Class Credit Linked Note	Diversified Financials	0.35%	LIBOR+9.65%	None	5/15/2019
Ivy Hill Middle Market Credit Fund VII, Ltd. Class E Notes	Diversified Financials	0.12%	LIBOR+5.65%	None	10/20/2025
EQUITY: 0.23%					
Speed Commerce Investment Part, LLC	Equity	0.08%	None	None	None
NSG Co-Invest (Bermuda) LP	Equity	0.07%	None	None	None
Mooregate ITC Acquisition, LLC	Equity	0.03%	None	None	None
NS NWN Acquisition, LLC	Equity	0.03%	None	None	None
Southcross Holdings LP	Equity	0.01%	None	None	None
Tenere Inc. Warrant	Equity	0.01%	None	None	None
Commerce Topco, LLC	Equity	0.00%	None	None	None
Commerce Parent, Inc.	Equity	0.00%	None	None	None
Southcross Holdings GP, LLC	Equity	0.00%	None	None	None
Texoak Petro Holdings LLC	Equity	0.00%	None	None	None
F+W Media, Inc.	Equity	0.00%	None	None	None



2. Information is based on the relative fair value of the underlying portfolio holdings.
3. London Interbank Offered Rate, or LIBOR, is an interest rate at which banks can borrow funds, in marketable size, from other banks in the London interbank market. Euro Interbank Offered Rate, or EURIBOR, is an interest rate at which banks can borrow funds, in marketable size, from other banks in the European interbank market. Residual cash flow is excess cash flow after payment of any fees/expenses and obligations related to senior notes, including interest and principal repayments.
4. Rate is the total interest rate on the loan, often based on LIBOR or EURIBOR, plus a margin, or residual cash flow.
5. Debt with a LIBOR or EURIBOR floor pay an interest rate of LIBOR or EURIBOR, plus a margin, so long as LIBOR or EURIBOR remains above the specified floor level. If however, LIBOR or EURIBOR falls below the floor, the interest rate is the floor level plus the applicable margin.

Data excludes short term investments, which represent an investment in a fund that invests in highly liquid investments with average original maturity dates of three months or less. Percentages represent approximate figures.

CION Securities, LLC, member FINRA/SIPC, serves as distributor for funds sponsored by CION Investments.
www.cioninvestments.com